Income (expenses) by nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Personnel expenses	R$ (2,306,054)	R$ (1,741,347)	R$ (1,450,428)
Costs of raw materials, materials and services	(13,934,386)	(11,468,545)	(10,981,883)
Logistics cost	(6,194,178)	(5,186,872)	(4,341,369)
Depreciation, depletion and amortization	(10,210,462)	(8,135,016)	(6,718,474)
Other	(1,244,424)	(869,747)	(1,584,521)
Total	(33,889,504)	(27,401,527)	(25,076,675)
Personnel expenses	(375,408)	(330,178)	(281,673)
Services	(244,206)	(247,585)	(173,494)
Logistics cost	(1,511,160)	(1,288,670)	(1,067,031)
Depreciation and amortization	(971,788)	(955,201)	(952,033)
Other (2)	(210,178)	(116,913)	(122,146)
Selling	(3,312,740)	(2,938,547)	(2,596,377)
Personnel expenses	(1,720,229)	(1,661,843)	(1,172,538)
Services	(595,948)	(503,086)	(406,001)
Depreciation and amortization	(129,135)	(143,600)	(118,771)
Other (3)	(344,842)	(311,315)	(225,918)
General and administrative	(2,790,154)	(2,619,844)	(1,923,228)
Results from sales of other products, net	44,225	80,005	83,017
Net result on disposal and write-off of non-current assets	(386,396)	(163,033)	(331,285)
Result on fair value adjustment of biological assets	1,516,458	1,431,530	1,989,831
Depreciation, amortization and other PPA realizations (4)	14,127	9,822	468,168
Provision for judicial liabilities	(153,988)	(148,952)	(167,563)
Other operating income (expenses), net	(99,486)	52,201	34,204
Total	934,940	1,261,573	2,076,372
Other operating income, net	934,940	1,261,573	2,076,372
Cost Of Sales , Idle Capacity And Maintenance	R$ (680,209)	R$ (587,345)	R$ (650,592)